Income Taxes - Schedule of Components of Loss from Operations Before Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
U.K.	$ (230,543)	$ (39,422)	$ (19,105)
Non-U.K.	1,018	(269)	40
Net loss before income tax	$ (229,525)	$ (39,691)	$ (19,065)